As filed with the Securities and Exchange Commission

on January 30, 2026

Securities Act File No. 333-116212

Investment Company Act File No. 811-21589

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 59	☒
(Check appropriate box or boxes)

Credit Suisse Commodity Strategy Funds

(Exact Name of Registrant Specified in Charter)

1285 Avenue of the Americas, New York, New York	10019
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

Karen Regan

Credit Suisse Trust

1285 Avenue of the Americas

New York, New York 10019

(Name and Address of Agent for Service)

Copies to:

Justin L. Browder Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, DC 20001	Bissie K. Bonner Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☒	on February 27, 2026 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 56 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 59 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Credit Suisse Commodity Strategy Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 27, 2026, the effectiveness of the registration statement for Credit Suisse Commodity Return Strategy Fund, filed in Post-Effective Amendment No. 55 on December 3, 2025, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 56 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 55 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, New York, on the 30th day of January, 2026.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

By	/s/ Omar Tariq
Omar Tariq
Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Omar Tariq	Chief Executive Officer and President	January 30, 2026
Omar Tariq

/s/ Rose Ann Bubloski	Chief Financial Officer and Treasurer	January 30, 2026
Rose Ann Bubloski

/s/ Laura A. DeFelice*	Chair of the Board	January 30, 2026
Laura A. DeFelice

/s/ Mahendra R. Gupta*	Trustee	January 30, 2026
Mahendra R. Gupta

/s/ Samantha Kappagoda*	Trustee	January 30, 2026
Samantha Kappagoda

/s/ John Popp*	Trustee	January 30, 2026
John Popp

/s/ Lee M. Shaiman*	Trustee	January 30, 2026
Lee M. Shaiman

*By:	/s/ Karen Regan
Karen Regan, as Attorney-in-Fact